Summary Of Impaired Mortgage Loans By Class (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of the impaired mortgage loans by class
Carrying value of impaired mortgage loans, net of allowance	$ 20	$ 40
Office [Member]
Summary of the impaired mortgage loans by class
Carrying value of impaired mortgage loans, net of allowance		11
Industrial Property [Member]
Summary of the impaired mortgage loans by class
Carrying value of impaired mortgage loans, net of allowance	20	19
Retail [Member]
Summary of the impaired mortgage loans by class
Carrying value of impaired mortgage loans, net of allowance		10
Other [Member]
Summary of the impaired mortgage loans by class
Carrying value of impaired mortgage loans, net of allowance
Amortized Cost [Member]
Summary of the impaired mortgage loans by class
Amortized cost	26	51
Amortized Cost [Member] | Office [Member]
Summary of the impaired mortgage loans by class
Amortized cost		13
Amortized Cost [Member] | Industrial Property [Member]
Summary of the impaired mortgage loans by class
Amortized cost	26	26
Amortized Cost [Member] | Retail [Member]
Summary of the impaired mortgage loans by class
Amortized cost		12
Amortized Cost [Member] | Other [Member]
Summary of the impaired mortgage loans by class
Amortized cost
Specific reserve [Member]
Summary of the impaired mortgage loans by class
Specific reserves	(6)	(11)
Specific reserve [Member] | Office [Member]
Summary of the impaired mortgage loans by class
Specific reserves		(2)
Specific reserve [Member] | Industrial Property [Member]
Summary of the impaired mortgage loans by class
Specific reserves	(6)	(7)
Specific reserve [Member] | Retail [Member]
Summary of the impaired mortgage loans by class
Specific reserves		(2)
Specific reserve [Member] | Other [Member]
Summary of the impaired mortgage loans by class
Specific reserves